SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES FOR DEPOSITS AND OTHER RECEIVABLES (Details) - HKD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 5,000
Allowance for credit losses recognized			5,000
Ending balance			5,000
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	5,000
Allowance for credit losses recognized			5,000
Ending balance	$ 5,000		$ 5,000